SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Related Party Transaction [Line Items]
Accrued professional fee	$ (12,395)	$ (96,700)	$ 10,903,300
Chan Wai Ho [Member]
Related Party Transaction [Line Items]
Accrued professional fee	(4,879)	(38,066)	4,961,934
Chen Sze Hon Johnson [Member]
Related Party Transaction [Line Items]
Accrued professional fee	$ (7,516)	$ (58,634)	$ 5,941,366